CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 8,380	$ 9,630	$ 10,262
Other revenues	113	105	84
Net revenues	8,493	9,735	10,346
Cost of sales	(5,710)	(6,161)	(6,331)
Gross profit	2,783	3,574	4,015
Selling, general and administrative	(1,166)	(1,210)	(1,175)
Research and development	(2,413)	(2,352)	(2,350)
Other income and expenses, net	91	109	90
Impairment, restructuring charges and other related closure costs	(1,376)	(75)	(104)
Operating income (loss)	(2,081)	46	476
Other-than-temporary impairment charge and realized gains on financial assets		318
Interest expense, net	(35)	(25)	(3)
Income (loss) on equity-method investments and gain on investment divestiture	(24)	(28)	242
Gain (loss) on financial instruments, net	3	25	(24)
Income (loss) before income taxes and noncontrolling interest	(2,137)	336	691
Income tax expense	(51)	(181)	(149)
Net income (loss)	(2,188)	155	542
Net loss (income) attributable to noncontrolling interest	1,030	495	288
Net income (loss) attributable to parent company	$ (1,158)	$ 650	$ 830
Earnings per share (Basic) attributable to parent company stockholders	$ (1.31)	$ 0.74	$ 0.94
Earnings per share (Diluted) attributable to parent company stockholders	$ (1.31)	$ 0.72	$ 0.92